Revenues and Cost of Revenues (Details) - Schedule of revenues - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of revenues [Abstract]
Revenues from IPPN services	$ 3,839	$ 1,976
Revenues from licenses	447	625	794
Revenues from provision of maintenance and support services	587	655	606
Revenue from other license related services	13	28	66
Total revenues	$ 4,886	$ 3,284	$ 1,466